PORTER, WRIGHT, MORRIS & ARTHUR LLP
41 South High Street
Columbus, Ohio 43215
Telephone (614) 227-2136
FAX (614) 227-2100

August 23, 2006

Via EDGAR
Securities and Exchange Commission
Washington, D.C. 20549

Re:	Simclar, Inc. Current Report on Form 8-K File No. 0-14659

Ladies and Gentlemen:

On behalf of Simclar, Inc. (the “Company”), pursuant to Regulation S-T under the Securities Exchange Act of 1934, as amended, one copy of the Company’s Current Report on Form 8-K is being transmitted herewith.

Any questions or comments should be directed to the undersigned at (614) 227-2136.

Very truly yours,

/s/ William J. Kelly, Jr.

William J. Kelly, Jr.

cc. National Association of Securities Dealers
(via EDGAR)